INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Trade receivables and Other receivables (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Components of Consolidated Statement of Financial Position
Receivables	$ 73,546,633	$ 59,236,377	$ 52,888,427
Current
Taxes	2,205,342	584,641	664,926
Other receivables	4,770,672	1,981,829	4,240,205
Prepayments to suppliers	379,914	496,001	516,742
Reimbursements over exports	29,077	366,594	362,815
Prepaid expenses and other receivables	128,650	213,597
Loans receivable	230,000		1,360
Miscellaneous	49,441	59,242	508,975
Non-current
Taxes	328,701	681,168	295,924
Reimbursements over exports	1,293,958	878,470	346,575
Other receivables	1,703,573	1,560,310	4,979,507
Miscellaneous	80,914	672
Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	53,047,035	48,910,484	44,641,053
Allowance for impairment of trade debtors	(3,886,832)	(3,360,224)	(3,212,170)
Allowance for credit notes to be issued	(2,285,197)	(800,606)	(1,517,361)
Discounted and deferred checks	25,461,399	13,651,939	11,858,170
Receivables	73,546,633	59,236,377	52,888,427
Shareholders and other related parties
Components of Consolidated Statement of Financial Position
Allowance for impairment of related parties	(768)	(75,596)	(23,126)
Current
Other receivables	2,102	10,971	119,677
Shareholders and other related parties | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	1,090,004	467,743	571,216
Allowance for impairment of related parties	(768)	(75,596)	(23,126)
Parent company
Current
Other receivables	102,069		103,251
Parent company | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors		440,268	361,606
Joint ventures and associates
Current
Other receivables	1,562,340	250,783	1,962,459
Non-current
Other receivables			4,337,008
Joint ventures and associates | Trade receivables
Components of Consolidated Statement of Financial Position
Trade debtors	120,992	$ 2,369	$ 209,039
Shareholders and other related parties
Current
Prepayments to suppliers	$ 81,737